Deferred Revenue (Summary of Deferred Revenue) (Details) (USD $)	3 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2013 Multiple Element Arrangements [Member]	Dec. 31, 2013 Multiple Element Arrangements [Member]	Dec. 31, 2012 Multiple Element Arrangements [Member]	Mar. 31, 2014 Government Research And Development Arrangements [Member]	Mar. 31, 2013 Government Research And Development Arrangements [Member]	Dec. 31, 2013 Government Research And Development Arrangements [Member]	Dec. 31, 2012 Government Research And Development Arrangements [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, balance at beginning of year	$ 19,223	$ 98,941	$ 301,231
Revenue received during the year						135,602				105,721
Revenue earned during the year				(14,289)	(15,931)	(276,631)		(21,010)	(63,787)	(95,222)
Exchange rate difference	(161)
Deferred revenue, balance at end of year	$ 19,062	$ 63,642	$ 301,231